Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating leases, weighted-average remaining lease term	7 years 10 months 24 days	8 years
Finance leases, weighted-average remaining lease term	3 years 1 month 6 days	3 years 2 months 12 days
Operating leases, weighted-average discount rate	4.60%	4.30%
Finance leases, weighted-average discount rate	4.30%	4.10%